General (Tables)	9 Months Ended
Sep. 30, 2020
Other Accounts Liabilities [Abstract]
Schedule of intangible assets
Asset	Amount	Life (months)
Intangible Assets	$9,000	60
Total	$9,000	60

Schedule of amortization of intangible assets
Year ended December 31,
2020	$1,800
2021	1,800
2022	1,800
2023	1,800
2024	1,800
Total	$9,000